Taxation - Tax loss carryforwards and corresponding jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 80,988
Expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 195,894
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 3,394
Expiration period	5 years
LUXEMBOURG
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 29,212